Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes [Abstract]
Income Taxes
18.	Income Taxes

Semiconductor Manufacturing International Corporation is a tax-exempted company incorporated in the Cayman Islands.

Prior to January 1, 2008, the subsidiaries incorporated in the PRC were governed by the Income Tax Law of the PRC Concerning Foreign Investment and Foreign Enterprises and various local income tax laws (the “FEIT Laws”).

On March 16, 2007, the National People’s Congress of China enacted a new Enterprise Income Tax Law (“New EIT Law”), which became effective January 1, 2008. Under the New EIT Law, domestically- owned enterprises and foreign invested enterprises (“FIEs”) are subject to a uniform tax rate of 25%. The New EIT Law also provides a transition period starting from its effective date for those enterprises which were established before the promulgation date of the New EIT Law and which are entitled to a preferential lower tax rate and/or tax holiday under the FEIT Law or other related regulations. Based on the New EIT Law, the tax rate of such enterprises will transition to the uniform tax rate throughout a five-year period. Tax holidays that were enjoyed under the FEIT Laws may to be enjoyed until the end of the holiday. FEIT Law tax holidays that have not started because the enterprise is not profitable will take effect regardless whether the FIEs are profitable in 2008.

According to Guofa [2007] No. 39 — the Notice of the State Council Concerning Implementation of Transitional Rules for Enterprise Income Tax Incentives effective from January 1, 2008, enterprises that enjoyed preferential tax rates shall gradually transit to the statutory tax rate over 5 years after the new EIT Law is effective. Enterprises that enjoyed a tax rate of 15% under the FEIT Law shall be levied rates of 18% in 2008, 20% in 2009, 22% in 2010, 24% in 2011 and 25% in 2012 and thereafter.

On February 22, 2008, the PRC government promulgated Caishui Circular [2008] No.1, the Notice of the Ministry of Finance and State Administration of Tax concerning Certain Enterprise Income Tax Preferential Policies (“Circular No.1”). Pursuant to Circular No.1, integrated circuit production enterprises whose total investment exceeds RMB8,000 million (approximately $1,095 million) or whose integrated circuits have a line width of less than 0.25 micron are entitled to preferential tax rate of 15%. If the operation period is more than 15 years, those enterprises are entitled to a full exemption from income tax for five years starting from the first profitable year after utilizing all prior years’ tax losses and 50% reduction for the following five years. SMIS, SMIB and SMIT have met such accreditation requirements.

On February 9, 2011, the State Council of China issued Guo Fa [2011] No.4, the Notice on Certain Policies to Further Encourage the Development of the Software and Integrated Circuit Industries(“Circular No.4”), to provide various incentives from tax, investment and financing, and R&D perspectives for the software and integrated circuit industries. In particular, Circular No.4 reinstates certain EIT incentives stipulated by Circular No.1 for the software and integrated circular enterprises.

The detailed tax status of SMIC’s PRC entities is elaborated as follows:
1)	SMIS

Pursuant to the preferential tax policy available under the FEIT law as well as other related tax regulation, SMIS was subject to a preferential income tax rate of 15%. According to Circular Guofa (2000) No. 18 — New Policy Implemented for Software and Semiconductor Industries (“Circular 18”) issued by the State Council of China, SMIS is entitled to a 10-year tax holiday (five year full exemption followed by five year half reduction) for FEIT rate starting from the first profit- making year after utilizing all prior years’ tax losses. The tax holiday enjoyed by SMIS took effect in 2004 when the SMIS utilized all accumulated tax losses.

In accordance with Guofa [2007] No. 39, SMIS was eligible to continue enjoying 11% income tax rate in 2010 and 12%, 12.5% and 12.5% in the tax holiday through its expiry in 2013.

2)	SMIB and SMIT

In accordance with the Circular 18, Circular No.1 and Circular No.4, SMIB and SMIT are entitled to the preferential tax rate of 15% and 10-year tax holiday (five year full exemption followed by five year half reduction) subsequent to their first profit-making years after utilizing all prior tax losses but no later than December 31, 2017. Both entities were in accumulative loss positions as of December 31, 2010 and the tax holiday has not begun to take effect.

3)	SMICD

Under the FEIT Laws, SMICD was qualified to enjoy a 5-year tax holiday (two year full exemption followed by three year half reduction) subsequent to its first profit-making year after utilizing all prior tax losses or 2008 in accordance with the New EIT Law. SMICD was in a loss position and the tax holiday began as at December 31, 2008 at the statutory rate of 25%. The applicable income tax rate for 2010, 2011, and 2012 is 12.5%, and thereafter is 25% respectively.

In 2010, the Company recorded withholding income tax expense of $1,836,851 for license income generated from its PRC subsidiaries.

The Company’s other subsidiaries are subject to respective local country’s income tax laws, including those of Japan, the United States of America and European countries, whose income tax expenses for the years of 2010, 2009 and 2008 are as follows:

	2010	2009	2008

Japan subsidiary	$—	$—	$405,000
US subsidiary	210,000	252,000	223,812
European subsidiary	152,105	141,431	128,010
In 2010, 2009 and 2008, the Company had minimal taxable income in Hong Kong.

The provision for income taxes by tax jurisdiction is as follows:

	December 31
	2010	2009	2008

PRC
Current	$4,916,947	$40,949	$15,106
Adjustments on deferred tax assets and liabilities for enacted changes in tax rate	—	(32,403,299)	20,542,716
Deferred	(10,097,549)	(23,818,794)	(9,506,907)
Other jurisdiction, current	362,105	9,556,902	15,382,078

Income tax (benefit) expense	$(4,818,497)	$(46,624,242)	$26,432,993

The income (loss) before income taxes by tax jurisdiction is as follows:

	December 31
	2010	2009	2008

PRC	$55,542,596	$(793,668,370)	$(291,664,135)
Other jurisdictions	(46,635,277)	(213,651,272)	(113,838,901)

	$8,907,319	$(1,007,319,642)	$(405,503,036)

Deferred tax liabilities	$(1,094,256)	$(1,035,164)	$(411,877)

Total deferred tax liabilities	$(1,094,256)	$(1,035,164)	$(411,877)

Details of deferred tax assets and liabilities are as follows:

	2010	2009	2008

Deferred tax assets:
Allowances and reserves	$3,102,688	$13,019,352	$4,732,017
Start-up costs	23,309,859	159,707	929,991
Net operating loss carry forwards	185,443,770	109,384,792	55,476,943
Unrealized exchange loss	—	6,006	33,228
Depreciation and impairment of fixed assets	62,068,769	79,104,144	59,224,163
Subsidy on long lived assets	148,473	479,818	479,817
Accrued expenses	2,382,856	1,936,337	603,274

Total deferred tax assets	276,456,415	204,090,156	121,479,433
Valuation allowance	(163,767,922)	(101,558,305)	(75,792,963)

Net deferred tax assets	$112,688,493	$102,531,851	$45,686,470
Current portion of deferred tax assets	$3,638,427	$8,173,236	—
Non-current portion of deferred tax assets	109,050,066	94,358,635	45,686,470

Net deferred tax assets	$112,688,493	$102,531,851	$45,686,470
Deferred tax liability:
Capitalized interest	(1,049,162)	(1,035,164)	(411,877)
Unrealized exchange gain	(45,094)	—	—
Total deferred tax liabilities	(1,094,256)	(1,035,164)	(411,877)

Non-current portion of deferred tax liabilities	(1,094,256)	(1,035,164)	(411,877)
Total deferred tax liabilities	$(1,094,256)	$(1,035,164)	$(411,877)

The Company has no material uncertain tax positions as of December 31, 2010 or unrecognized tax benefit which would favorably affect the effective income tax rate in future periods. The Company classifies interest and/or penalties related to income tax matters in income tax expense. As of December 31, 2010, the amount of interest and penalties related to uncertain tax positions is immaterial. The Company does not anticipate any significant increases or decreases to its liability for unrecognized tax benefits within the next 12 months.

As of December 31, 2010, the Company’s PRC subsidiaries had net operating loss carry forward of $1,202.5 million, of which $70.6 million, $265.6 million, $322.1 million, $458.0 million and $86.2 million will expire in 2012, 2013, 2014, 2015 and 2016, respectively.

Under the New EIT Law, the profits of a foreign invested enterprise arising in year 2008 and beyond that will be distributed to its immediate holding company outside China will be subject to a withholding tax rate of 10%. A lower withholding tax rate may be applied if there is a favorable tax treaty between mainland China and the jurisdiction of the foreign holding company. For example, holding companies in Hong Kong that are also tax residents in Hong Kong are eligible for a 5% withholding tax on dividends under the Tax Memorandum between China and the Hong Kong Special Administrative Region. Since the Company intends to reinvest its earnings to expand its businesses in mainland China, its PRC subsidiaries do not intend to distribute profits to their immediate foreign holding companies for the foreseeable future. Accordingly, as of December 31, 2010, the Company has not recorded any withholding tax on the retained earnings of its PRC subsidiaries.

Income tax expense computed by applying the applicable EIT tax rate of 15% is reconciled to income before income taxes and noncontrolling interest as follows:

	2010	2009	2008

Applicable enterprise income tax rate	15.0%	15.0%	15.0%
Expenses not deductible for tax purpose	46.4%	(2.2%)	(1.8%)
Effect of tax holiday and tax concession	33.8%	(0.8%)	0.0%
Expense (credit) to be recognized in future periods	35.6%	(6.3%)	8.2%
Changes in valuation allowances	30.0%	(0.7%)	(15.6%)
Effect of different tax rate of subsidiaries operating in other jurisdictions	89.6%	(3.6%)	(7.2%)
Utilization of net operating loss carry forwards	(304.5%)	—	—
Changes of tax rate	—	3.2%	(5.1%)

Effective tax rate	(54.1%)	4.6%	(6.5%)

The aggregate amount and per share effect of the tax holiday are as follows:

	2010	2009	2008

The aggregate dollar effect	$3,009,966	$7,979,279	$10,572
Per share effect — basic and diluted	$0.00	$0.00	$0.00